Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 289,397	$ 230,705
Cost of sales
Operating expenses	(188,423)	(103,442)
Royalties	(18,399)
Depreciation and depletion	(59,326)
Impairment charges	(49,022)
Earnings (loss) from mine operations	(25,773)
Exploration expenses	(50,773)	(18,628)
Administrative expenses	(19,302)	(19,213)
Finance income	1,364
Finance costs	(1,944)
Share of loss from associate (Reservoir)
Income (loss) before taxes	(96,428)
Income taxes	(3,173)	(28,345)
Net Income (Loss)	(99,601)	16,206
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(84,725)	(2,673)
Non-controlling interest	(14,876)
[ifrs-full:ProfitLoss]	$ (99,601)	$ 16,206
Loss per share attributable to Nevsun shareholders:
Basic	$ (0.28)	$ (0.01)
Diluted	$ (0.28)	$ (0.01)
Restated [Member]
Statement Line Items [Line Items]
Revenues		$ 230,705,000
Cost of sales
Operating expenses		(103,442)
Royalties		(11,454)
Depreciation and depletion	$ (59,326)	(33,126)
Impairment charges
Earnings (loss) from mine operations		82,683
Exploration expenses	(50,773)	(18,628)
Administrative expenses		(19,213)
Finance income		3,515
Finance costs		(1,944)
Share of loss from associate (Reservoir)		(1,862)
Income (loss) before taxes		44,551
Income taxes	(3,173)	(28,345)
Net Income (Loss)		16,206,000
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(84,725)	(2,673)
Non-controlling interest	$ (14,876)	18,879
[ifrs-full:ProfitLoss]		$ 16,206,000
Loss per share attributable to Nevsun shareholders:
Basic	$ (0.28)	$ (0.01)
Diluted	$ (0.28)	$ (0.01)